Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Leases [Abstract]
Schedule of Quantitative Informations of Opearating Leases

Quantitative information regarding the Company’s leases for the period ended September 26, 2020 is as follows:

Lease Cost	Classification	Q3 2020 YTD
Operating lease cost	SG&A Expenses	1,302

Other information
Weighted average remaining lease term (years)	3.6
Weighted average discount rate	6.3%

Quantitative information regarding the Company’s leases for Fiscal 2019 is as follows:

Lease Cost	Classification	Fiscal 2019
Operating lease cost	SG&A Expenses	1,732

Other information
Weighted average remaining lease term (years)	3.7
Weighted average discount rate	6.45%

Schedule of Operating Lease Liability Maturity
Other information
Weighted average remaining lease term (years)	3.6
Weighted average discount rate	6.3%

Future Lease Payments
2020	$362
2021	1,124
2022	590
2023	329
2024	321
Thereafter	1,143
$3,869
Less: Imputed Interest	528
3,341

Leases - Current	1,194
Leases - Non Current	2,147

Other information
Weighted average remaining lease term (years)	3.7
Weighted average discount rate	6.45%

Future Lease Payments
2020	$1,825
2021	1,443
2022	594
2023	329
2024	321
Thereafter	1,143
$5,655
Less: Imputed Interest	675
$4,980

Leases – Current	$1,797
Leases - Non current	$3,183